Basis of Presentation	12 Months Ended
Sep. 30, 2024
Basis of Presentation [Abstract]
Basis of Presentation
2.
BASIS OF PRESENTATION

Basis of preparation and consolidation

These consolidated financial statements were authorized for issuance on December 18, 2024 by the Company’s board of directors.

These consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS”).

These consolidated financial statements have been prepared on a historical cost basis except for derivative financial instruments and the initial recognition of assets acquired and liabilities assumed in a business combination which are recorded at fair value.

The consolidated financial statements comprise the financial statements of Birkenstock Holding plc and its subsidiaries. All intercompany transactions and balances have been eliminated. All amounts have been rounded to the nearest thousand, except when otherwise indicated. Due to rounding, differences may arise when individual amounts or percentages are added together. Certain amounts in prior years have been reclassified to conform with the current year presentation.

The fiscal year of the Company ends on September 30.

Functional and presentation currency

The functional currency of each of the Company’s subsidiaries is the currency of the primary economic environment in which each entity operates. The reporting currency of the Company is the Euro.

The following exchange rates (to Euro) were most relevant during the periods presented in these consolidated financial statements to translate the financial statements of foreign operations into Euro:

	Exchange rates at
Currency	September 30, 2024	September 30, 2023	September 30, 2022
US-Dollar (USD)	1.12	1.06	0.97
Canadian Dollar (CAD)	1.51	1.42	1.34

	Average exchange rates during the year ended September 30,
Currency	2024	2023	2022
US-Dollar (USD)	1.08	1.07	1.08
Canadian Dollar (CAD)	1.48	1.44	1.38